Fair Value of Financial Instruments and Derivatives Instruments - Summary of (Loss) / Gain Recognized on Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net (Loss)/Gain Recognized	$ 8,723	$ 2,188	$ (1,303)
Forward Freight | Other expense income on derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net (Loss)/Gain Recognized	7,066	(3,227)	(174)
Foreign Currency | Other expense income on derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net (Loss)/Gain Recognized	862	(99)	99
Interest Rate | Other expense income on derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net (Loss)/Gain Recognized	5,327	6,474	(1,379)
Bunker Fuel | Other expense income on derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net (Loss)/Gain Recognized	$ (4,532)	$ (960)	$ 151